Taxation (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$ 1,485,492	$ 1,777,103
Accrued expenses	887,318	1,023,275
Revenue recognition difference	17,199	89,567
Unrealized profit	289,794
Net operating losses	12,629,118	16,443,637
Deferred Tax Assets, Gross, Total	15,308,921	19,333,582
Less: valuation allowance	(3,364,677)	(10,825,754)
Deferred Tax Assets, Net of Valuation Allowance, Total	11,944,244	8,507,828
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(5,830,647)	(9,138,402)
Deferred Tax Liabilities, Net	(5,830,647)	(9,138,402)
Total deferred tax (liabilities) assets, net	$ 4,997,111